Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

Note 15 - Related Party Transactions

Receivable from Related Party

As of December 31, 2021, the Company had a $1.5 million receivable from EVgo Holdings related to the matter regarding the SAF Parties (see Note 14).

Note Payable, Related Party

As noted in Note 10, the Company had an outstanding note payable with EVgo Holdings that was converted to equity on the CRIS Close Date.

Management Services Agreement

The Company and EVgo Management, Inc. (“Predecessor Management”) were previously party to a management services agreement related to the administration of the 2016 Stock Incentive Plan of Predecessor Management (the “2016 Plan”). During the term of this agreement, the Company was responsible for administering the 2016 Plan and selecting employees, directors and consultants to whom an Award (as defined by the 2016 Plan) would be granted, determining the terms of the Awards, and any other actions consistent with the terms of the 2016 Plan. The Company’s responsibilities under this agreement included the recommendation of employees, directors and consultants to Predecessor Management to whom Awards may be granted, the terms of the Awards, and recommendation of directors of Predecessor Management, general, administrative, and back-office services relating to the operation of Predecessor Management and the maintenance of the 2016 Plan, and any other actions consistent with the terms of the 2016 Plan. All shares underlying any Award granted were subject to a right of first refusal and a repurchase right in favor of Predecessor Management. The Company did not receive a fee from Predecessor Management for providing these services and the management services agreement is no longer in effect after the Holdco Merger Date.

Consulting Services

The Company recorded $1.3 million and $0.7 million for consulting and corporate development services rendered by LS Power Equity Advisors, LLC to general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2021 and the period from January 16, 2020 through December 31, 2020, respectively. As of December 31, 2020, the Company had payables to entities controlled by LS Power for services rendered totaling $0.1 million. There were no services rendered prior to the Holdco Merger Date.

Low Carbon Fuel Standards

The Company entered into various agreements to facilitate the purchase and sale of California Low Carbon Fuel Standard Credits (“LCFS”) with a subsidiary of LS Power at prevailing market levels after the Holdco Merger Date. For the year ended December 31, 2021 and the period from January 16, 2020 through December 31, 2020, the total amount of regulatory credit income recognized by the Company through the LCFS trading program with LS Power’s subsidiary totaled $0.6 million and $1.3 million, respectively, which is included in revenue from related parties in the consolidated statements of operations.

Related Party Revenue

The Company had two contracts with an entity considered a related party up to the date of the Holdco Merger, which is no longer considered a related party as of January 16, 2020. For the period from January 1, 2020 through January 15, 2020, the Company recognized revenue of $0.1 million related to these agreements while the entity was a related party.

Transaction Bonus

On January 16, 2020, in connection with the Holdco Merger, LS Power contributed $5.3 million to the Company related to a contingent transaction bonus awarded to eligible employees (see Note 3).